May 6, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Division of Investment Management

RE:	Hartford Life Insurance Company Separate Account Twelve (“Registrant”)

    333-114401 - HV-4824 – Group Variable Funding Agreements

    333-114404 - HV-4900 – Group Variable Funding Agreements

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1.

The Prospectus that would have been filed, on behalf of the Registrant, under paragraph (b) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.	The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 27, 2022.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-0172.

Sincerely,

/s/ Mike S. Knowles

Mike S. Knowles

Senior Counsel, Great-West Life & Annuity Insurance Company and

Great-West Life & Annuity Insurance Company of New York,

sub-administrator and agent of Talcott Resolution Life Insurance Company